Trade Receivables, Net - Schedule of Trade Receivables, Net (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current:
Open balances	₪ 724	₪ 1,105
Unbilled	462	516
Current total	1,186	1,621
Non-current:
Unbilled	452	804
Non-current total	₪ 452	₪ 804